Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and savings accounts	$ 61,217	$ 57,366
Time deposits	1,514	6,631
Cash and cash equivalents	$ 62,731	$ 63,997	$ 70,989	$ 55,566